Weighted-Average Assumptions Used to Determine Benefit Obligation (Detail)	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.00%
Rate of salary increase	2.10%	2.20%
Foreign plans | Minimum
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.60%	5.50%
Rate of salary increase	1.50%	1.50%
Foreign plans | Maximum
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	5.20%	6.00%
Rate of salary increase	4.40%	4.60%